                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ____________________

        This Amendment (Check only one.):   [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.
         -------------------------------------------------
Address: 150 King Street, West, Suite 2108
         -------------------------------------------------
         P.O. Box 52
         -------------------------------------------------
         Toronto, Ontario, Canada, M5H 1J9
         -------------------------------------------------

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Jones
         ---------------------------------
Title:   President
         ---------------------------------
Phone:   416-366-1122 ext 224
         ---------------------------------

Signature, Place, and Date of Signing:

Douglas M. Jones           Toronto, Ontario, Canada    August 9, 2012
_______________________    ________________________    _______________________
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:       0
                                                      ------------
             Form 13F Information Table Entry Total:  80
                                                      ------------
             Form 13F Information Table Value Total:  $394,009
                                                      ------------
                                                      (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                  SHARES
                                                         VALUE      OR
NAME OF ISSUER                TITLE OF CLASS   CUSIP    ($USD)   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
                                                       (X$1,000)  AMOUNT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
                              -------------- --------- --------- --------- --- ---- ---------- -------- ------ ------ ----
3M CO                         COM            88579Y101 $     27      300   SH          Sole                300
AGRIUM INC                    COM            008916108 $  9,363   105495   SH          Sole             105495
ALTRIA GROUP INC              COM            02209S103 $     66     1900   SH          Sole               1900
APACHE CORP                   COM            037411105 $     18      200   SH          Sole                200
APPLE INC                     COM            037833100 $     20       35   SH          Sole                 35
AT&T INC                      COM            00206R102 $ 23,382   655705   SH          Sole             655705
BANK MONTREAL QUE             COM            063671101 $ 25,329   457695   SH          Sole             457695
BANK NOVA SCOTIA HALIFAX      COM            064149107 $    353     6800   SH          Sole               6800
BANK OF AMERICA CORPORATION   COM            060505104 $      8     1000   SH          Sole               1000
BARRICK GOLD CORP             COM            067901108 $ 14,030   371925   SH          Sole             371925
BCE INC                       COM NEW        05534B760 $    351     8500   SH          Sole               8500
CANADIAN NAT RES LTD          COM            136385101 $     17      650   SH          Sole                650
CANADIAN NATL RY CO           COM            136375102 $     85     1000   SH          Sole               1000
CANADIAN PAC RY LTD           COM            13645T100 $    254     3450   SH          Sole               3450
CARNIVAL CORP                 PAIRED CTF     143658300 $     12      345   SH          Sole                345
CATERPILLAR INC DEL           COM            149123101 $     21      250   SH          Sole                250
CDN IMPERIAL BK OF COMMERCE   COM            136069101 $  1,132    16055   SH          Sole              16055
CENOVUS ENERGY INC            COM            15135U109 $    397    12460   SH          Sole              12460
CHEVRON CORP NEW              COM            166764100 $    187     1775   SH          Sole               1775
COCA COLA CO                  COM            191216100 $ 10,609   135685   SH          Sole             135685
CVS CAREMARK CORPORATION      COM            126650100 $     39      825   SH          Sole                825
DANAHER CORP DEL              COM            235851102 $     64     1225   SH          Sole               1225
DIAGEO P L C                  SPON ADR NEW   25243Q205 $    134     1300   SH          Sole               1300
DOW CHEM CO                   COM            260543103 $     19      600   SH          Sole                600
DU PONT E I DE NEMOURS & CO   COM            263534109 $    121     2400   SH          Sole               2400
E M C CORP MASS               COM            268648102 $     26     1000   SH          Sole               1000
ENBRIDGE INC                  COM            29250N105 $  1,724    43115   SH          Sole              43115
ENCANA CORP                   COM            292505104 $    158     7600   SH          Sole               7600
EXXON MOBIL CORP              COM            30231G102 $     86     1010   SH          Sole               1010
FEDEX CORP                    COM            31428X106 $     37      400   SH          Sole                400
GENERAL ELECTRIC CO           COM            369604103 $ 16,418   787810   SH          Sole             787810
GENERAL MLS INC               COM            370334104 $ 10,723   278230   SH          Sole             278230
GOLDCORP INC NEW              COM            380956409 $     23      600   SH          Sole                600
GOLDMAN SACHS GROUP INC       COM            38141G104 $     14      150   SH          Sole                150
GOOGLE INC                    CL A           38259P508 $  9,817    16924   SH          Sole              16924
HEINZ H J CO                  COM            423074103 $     33      600   SH          Sole                600
HOME DEPOT INC                COM            437076102 $ 10,785   203530   SH          Sole             203530
HONEYWELL INTL INC            COM            438516106 $  7,700   137895   SH          Sole             137895
IMPERIAL OIL LTD              COM NEW        453038408 $    366     8730   SH          Sole               8730
INTERNATIONAL BUSINESS MACHS  COM            459200101 $     88      450   SH          Sole                450
ISHARES TR                    IBOXX INV CPBD 464287242 $     56      475   SH          Sole                475
JOHNSON & JOHNSON             COM            478160104 $ 22,646   335205   SH          Sole             335205
JPMORGAN CHASE & CO           COM            46625H100 $ 10,366   290130   SH          Sole             290130
KRAFT FOODS INC               CL A           50075N104 $ 16,806   435155   SH          Sole             435155
MAGNA INTL INC                COM            559222401 $  1,290    32620   SH          Sole              32620
MANULIFE FINL CORP            COM            56501R106 $    103     9400   SH          Sole               9400
MERCK & CO INC NEW            COM            58933Y105 $    193     4620   SH          Sole               4620
MICROSOFT CORP                COM            594918104 $ 13,418   438625   SH          Sole             438625
NEXEN INC                     COM            65334H102 $  9,767   575925   SH          Sole             575925
NEXTERA ENERGY INC            COM            65339F101 $ 15,515   225480   SH          Sole             225480
ORACLE CORP                   COM            68389X105 $  9,038   304295   SH          Sole             304295
PEMBINA PIPELINE CORP         COM            706327103 $     26     1000   SH          Sole               1000
PENN WEST PETE LTD NEW        COM            707887105 $  9,611   715240   SH          Sole             715240
PEPSICO INC                   COM            713448108 $     35      500   SH          Sole                500
PFIZER INC                    COM            717081103 $    152     6590   SH          Sole               6590
PHILIP MORRIS INTL INC        COM            718172109 $    113     1290   SH          Sole               1290
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104 $     14      224   SH          Sole                224
PROCTER & GAMBLE CO           COM            742718109 $ 16,552   270231   SH          Sole             270231
ROGERS COMMUNICATIONS INC     CL B           775109200 $    248     6830   SH          Sole               6830
ROYAL BK CDA MONTREAL QUE     COM            780087102 $ 20,567   400860   SH          Sole             400860
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206 $     44      650   SH          Sole                650
SANOFI                        SPONSORED ADR  80105N105 $  8,519   225485   SH          Sole             225485
SELECT SECTOR SPDR TR         SBI CONS STPLS 81369Y308 $     37     1077   SH          Sole               1077
SELECT SECTOR SPDR TR         SBI CONS DISCR 81369Y407 $      6      132   SH          Sole                132
SPDR GOLD TRUST               GOLD SHS       78463V107 $    186     1200   SH          Sole               1200
SPDR S&P 500 ETF TR           TR UNIT        78462F103 $     60      443   SH          Sole                443
SUN LIFE FINL INC             COM            866796105 $    148     6805   SH          Sole               6805
SUNCOR ENERGY INC NEW         COM            867224107 $ 17,094   590260   SH          Sole             590260
TECK RESOURCES LTD            CL B           878742204 $  7,569   244050   SH          Sole             244050
TELUS CORP                    NON-VTG SHS    87971M202 $    368     6280   SH          Sole               6280
THOMSON REUTERS CORP          COM            884903105 $    105     3700   SH          Sole               3700
TIME WARNER INC               COM NEW        887317303 $  8,861   230155   SH          Sole             230155
TORONTO DOMINION BK ONT       COM NEW        891160509 $ 19,059   243170   SH          Sole             243170
TRANSCANADA CORP              COM            89353D107 $ 10,868   258934   SH          Sole             258934
UNILEVER PLC                  SPON ADR NEW   904767704 $    186     5500   SH          Sole               5500
UNITED STATES STL CORP NEW    COM            912909108 $     19      900   SH          Sole                900
VERIZON COMMUNICATIONS INC    COM            92343V104 $     44     1000   SH          Sole               1000
WALGREEN CO                   COM            931422109 $  9,880   334000   SH          Sole             334000
WAL-MART STORES INC           COM            931142103 $ 19,224   275725   SH          Sole             275725
WELLS FARGO & CO NEW          COM            949746101 $  1,180    35300   SH          Sole              35300
                                                       $394,009